Supplemental Cash Flow Disclosures - Summary of Changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash provided by (used in):
Accounts receivable	$ 1,148	$ 1,761
Biological assets	389	134
Inventory	(2,881)	2,448
Prepaid expenses and deposits	3,159	6,290
Investments	0	256
Right of use assets	(8,647)	(1,494)
Property, plant and equipment	(1,396)	156
Accounts payable and accrued liabilities	(382)	(18,344)
Lease liabilities	9,019	2,350
Changes in non cash working capital	409	(6,443)
Changes in non-cash working capital relating to:
Operating	1,432	(7,447)
Investing	(1,396)	383
Financing	373	621
Changes in non cash working capital	$ 409	$ (6,443)